UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

ALLIANCEBERNSTEIN CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2011

Date of reporting period: October 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Small Cap Growth Portfolio

Portfolio of Investments

October 31, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.0%
Industrials - 22.5%
Aerospace & Defense - 2.1%
Hexcel Corp. (a)	293,500	$7,252,385
Keyw Holding Corp. (The) (a)(b)	380,127	3,193,067

		10,445,452

Air Freight & Logistics - 0.7%
Atlas Air Worldwide Holdings, Inc. (a)	90,877	3,500,582

Building Products - 1.0%
Simpson Manufacturing Co., Inc.	171,230	5,249,912

Commercial Services & Supplies - 1.0%
Interface, Inc.	389,190	5,075,038

Construction & Engineering - 0.4%
Dycom Industries, Inc. (a)	113,900	2,213,077

Electrical Equipment - 1.8%
AMETEK, Inc.	132,210	5,224,939
Thermon Group Holdings, Inc. (a)	253,418	4,024,278

		9,249,217

Machinery - 7.4%
Actuant Corp.-Class A	226,790	5,102,775
Gardner Denver, Inc.	15,980	1,235,733
IDEX Corp.	161,400	5,721,630
Lincoln Electric Holdings, Inc.	167,470	6,095,908
Middleby Corp. (a)	68,310	5,757,167
RBC Bearings, Inc. (a)	137,960	5,587,380
Robbins & Myers, Inc.	77,760	3,475,094
Valmont Industries, Inc.	55,512	4,760,154

		37,735,841

Marine - 1.6%
Kirby Corp. (a)	127,597	7,852,319

Professional Services - 3.8%
CoStar Group, Inc. (a)	137,771	8,477,050
RPX Corp. (a)	296,803	4,618,255
TrueBlue, Inc. (a)	482,402	6,377,354

		19,472,659

Road & Rail - 1.4%
Genesee & Wyoming, Inc.-Class A (a)	98,872	5,854,211
Knight Transportation, Inc.	86,247	1,310,954

		7,165,165

Trading Companies & Distributors - 1.3%
United Rentals, Inc. (a)	270,460	6,331,469

		114,290,731

Information Technology - 21.1%
Communications Equipment - 2.1%
ADTRAN, Inc.	163,534	5,494,742
Netgear, Inc. (a)	142,110	5,039,221

		10,533,963

Company	Shares	U.S. $ Value
Internet Software & Services - 1.9%
DealerTrack Holdings, Inc. (a)	336,684	7,302,676
RightNow Technologies, Inc. (a)	60,394	2,597,546

		9,900,222

IT Services - 1.1%
ServiceSource International, Inc. (a)(b)	228,410	3,040,137
VeriFone Systems, Inc. (a)	63,042	2,661,003

		5,701,140

Semiconductors & Semiconductor Equipment - 7.4%
Entegris, Inc. (a)	512,023	4,587,726
Fairchild Semiconductor International, Inc. (a)	423,206	6,335,394
Hittite Microwave Corp. (a)	89,650	4,715,590
International Rectifier Corp. (a)	174,660	4,242,491
Magnachip Semiconductor Corp. (a)	264,304	2,000,781
Mellanox Technologies Ltd. (a)	187,220	6,058,439
Netlogic Microsystems, Inc. (a)	74,119	3,646,655
Teradyne, Inc. (a)	422,820	6,054,783

		37,641,859

Software - 8.6%
Aspen Technology, Inc. (a)	415,873	7,211,238
Cadence Design Systems, Inc. (a)	422,070	4,672,315
Fortinet, Inc. (a)	164,784	3,799,919
Informatica Corp. (a)	44,540	2,026,570
MICROS Systems, Inc. (a)	101,990	5,019,948
QLIK Technologies, Inc. (a)	144,746	4,135,393
SolarWinds, Inc. (a)	259,030	7,475,606
Taleo Corp. (a)	120,188	3,894,091
TIBCO Software, Inc. (a)	182,900	5,283,981

		43,519,061

		107,296,245

Health Care - 20.7%
Biotechnology - 6.6%
Amarin Corp. PLC (ADR) (a)	456,210	4,288,374
Ardea Biosciences, Inc. (a)	92,661	1,844,881
Ariad Pharmaceuticals, Inc. (a)	313,460	3,645,540
Arqule, Inc. (a)	389,673	2,264,000
AVEO Pharmaceuticals, Inc. (a)	154,600	2,482,876
Cepheid, Inc. (a)	126,625	4,543,305
Incyte Corp. Ltd. (a)(b)	198,150	2,728,526
InterMune, Inc. (a)	86,550	2,207,025
Ironwood Pharmaceuticals, Inc. (a)	188,180	2,559,248
NPS Pharmaceuticals, Inc. (a)	231,990	1,199,388
Onyx Pharmaceuticals, Inc. (a)	53,131	2,174,652

Company	Shares	U.S. $ Value
Pharmacyclics, Inc. (a)	160,220	2,110,097
Pharmasset, Inc. (a)	21,256	1,496,422

		33,544,334

Health Care Equipment & Supplies - 4.2%
MAKO Surgical Corp. (a)(b)	111,160	4,274,102
NxStage Medical, Inc. (a)	205,404	4,722,238
Sirona Dental Systems, Inc. (a)	106,710	5,111,409
Volcano Corp. (a)	148,300	3,697,119
Zoll Medical Corp. (a)	94,620	3,577,582

		21,382,450

Health Care Providers & Services - 7.9%
AMERIGROUP Corp. (a)	18,730	1,068,994
Catalyst Health Solutions, Inc. (a)	128,450	7,060,896
Centene Corp. (a)	228,500	8,031,775
Healthspring, Inc. (a)	120,405	6,494,646
HMS Holdings Corp. (a)	279,177	6,823,086
IPC The Hospitalist Co., Inc. (a)	122,596	5,140,450
Mednax, Inc. (a)	84,930	5,588,394

		40,208,241

Health Care Technology - 0.8%
SXC Health Solutions Corp. (a)	83,701	3,918,881

Pharmaceuticals - 1.2%
Impax Laboratories, Inc. (a)	71,550	1,353,011
MAP Pharmaceuticals, Inc. (a)	165,330	2,443,577
Optimer Pharmaceuticals, Inc. (a)(b)	173,598	2,477,243

		6,273,831

		105,327,737

Consumer Discretionary - 18.9%
Distributors - 0.9%
LKQ Corp. (a)	163,886	4,782,193

Diversified Consumer Services - 1.4%
K12, Inc. (a)	205,119	7,189,421

Hotels, Restaurants & Leisure - 4.6%
BJ’s Restaurants, Inc. (a)	110,900	5,869,937
Life Time Fitness, Inc. (a)	177,512	7,656,093
Orient-Express Hotels Ltd.-Class A (a)	585,650	4,995,594
Panera Bread Co.-Class A (a)	38,335	5,125,006

		23,646,630

Household Durables - 1.8%
Skullcandy, Inc. (a)(b)	241,667	3,806,255
Tempur-Pedic International, Inc. (a)	76,055	5,176,304

		8,982,559

Company	Shares	U.S. $ Value
Internet & Catalog Retail - 1.2%
Shutterfly, Inc. (a)(b)	145,631	6,068,444

Media - 1.7%
National CineMedia, Inc.	360,400	4,360,840
Pandora Media, Inc. (a)(b)	264,965	4,186,447

		8,547,287

Specialty Retail - 7.3%
Dick’s Sporting Goods, Inc. (a)	178,920	6,993,983
Hibbett Sports, Inc. (a)	166,490	6,857,723
Select Comfort Corp. (a)	411,050	8,537,509
Tractor Supply Co.	69,045	4,898,052
Ulta Salon Cosmetics & Fragrance, Inc. (a)	66,790	4,494,299
Zumiez, Inc. (a)(b)	229,697	5,225,607

		37,007,173

		96,223,707

Energy - 8.0%
Energy Equipment & Services - 4.2%
Complete Production Services, Inc. (a)	207,021	6,790,289
Dril-Quip, Inc. (a)	79,770	5,193,027
Oceaneering International, Inc.	126,170	5,277,691
Oil States International, Inc. (a)	59,500	4,141,795

		21,402,802

Oil, Gas & Consumable Fuels - 3.8%
Cabot Oil & Gas Corp.	51,990	4,040,663
Oasis Petroleum, Inc. (a)(b)	160,010	4,694,693
Resolute Energy Corp. (a)(b)	361,440	4,698,720
SM Energy Co.	69,636	5,773,521

		19,207,597

		40,610,399

Financials - 4.4%
Capital Markets - 2.3%
Affiliated Managers Group, Inc. (a)	59,880	5,545,487
Greenhill & Co., Inc.	31,550	1,191,959
KBW, Inc.	6,744	95,495
Stifel Financial Corp. (a)	158,693	5,057,546

		11,890,487

Commercial Banks - 2.1%
Iberiabank Corp.	99,925	5,168,121
Signature Bank/New York NY (a)	99,119	5,525,884

		10,694,005

		22,584,492

Materials - 1.6%
Chemicals - 1.6%
PolyOne Corp.	227,090	2,541,137
Solutia, Inc. (a)	328,060	5,330,975

		7,872,112

Company	Shares	U.S. $ Value
Consumer Staples - 0.8%
Food & Staples Retailing - 0.8%
Chefs’ Warehouse, Inc. (The) (a)	286,600	4,095,514

Total Common Stocks (cost $459,577,732)		498,300,937

SHORT-TERM INVESTMENTS - 2.5%
Investment Companies - 2.5%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (c) (cost $12,904,377)	12,904,377	12,904,377

Total Investments Before Security Lending Collateral - 100.5% (cost $472,482,109)		511,205,314

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 7.3%
Investment Companies - 7.3%
AllianceBernstein Exchange Reserves - Class I, 0.01% (c) (cost $37,166,340)	37,166,340	37,166,340

Total Investments - 107.8% (cost $509,648,449) (d)		548,371,654
Other assets less liabilities - (7.8%)		(39,720,796)

Net Assets - 100.0%		$508,650,858

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of October 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $64,414,087 and gross unrealized depreciation of investments was $(25,690,882), resulting in net unrealized appreciation of $38,723,205.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Small Cap Growth Portfolio

October 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2011:

Investments in Securities:	Level 1		Level 2		Level 3		Total
Assets:
Common Stocks*	$498,300,937		$ – 0	–	$ – 0	–	$498,300,937
Short-Term Investments	12,904,377		– 0	–	– 0	–	12,904,377
Investments Of Cash Collateral For Securities Loaned	37,166,340		– 0	–	– 0	–	37,166,340

Total Investments in Securities	548,371,654		– 0	–	– 0	–	548,371,654
Other Financial Instruments**	– 0	–	– 0	–	– 0	–	– 0	–

Total	$ 548,371,654		$ – 0	–	$ – 0	–	$ 548,371,654

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Market Neutral Strategy - US

Portfolio of Investments

October 31, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 65.5%
Information Technology - 11.3%
Communications Equipment - 0.6%
QUALCOMM, Inc. (a)	400	$20,640

Computers & Peripherals - 1.1%
Apple, Inc. (a)(b)	100	40,478

Electronic Equipment, Instruments & Components - 0.1%
FLIR Systems, Inc. (a)	200	5,260

Internet Software & Services - 0.9%
VeriSign, Inc. (a)	1,000	32,090

IT Services - 4.1%
Accenture PLC (a)	800	48,208
Alliance Data Systems Corp. (a)(b)	300	30,732
International Business Machines Corp. (a)	200	36,926
SAIC, Inc. (b)	1,600	19,888
Visa, Inc.-Class A	200	18,652

		154,406

Semiconductors & Semiconductor Equipment - 1.8%
Applied Materials, Inc.	2,000	24,640
ASML Holding NV (ADR)	300	12,579
Linear Technology Corp. (a)	900	29,079

		66,298

Software - 2.7%
Activision Blizzard, Inc. (a)	3,500	46,865
Cadence Design Systems, Inc. (a)(b)	2,200	24,354
Symantec Corp. (b)	1,700	28,917

		100,136

		419,308

Consumer Staples - 10.2%
Beverages - 1.8%
Coca-Cola Enterprises, Inc. (a)	900	24,138
Constellation Brands, Inc.-Class A (b)	1,200	24,264
Hansen Natural Corp. (b)	200	17,818

		66,220

Food & Staples Retailing - 1.9%
Costco Wholesale Corp. (a)	500	41,625
Kroger Co. (The)	1,300	30,134

		71,759

Food Products - 2.2%
Hershey Co. (The) (a)	600	34,338
Sara Lee Corp.	1,400	24,920
Tyson Foods, Inc.-Class A	1,100	21,230

		80,488

Household Products - 2.1%
Colgate-Palmolive Co. (a)	500	45,185
Procter & Gamble Co. (The)	500	31,995

		77,180

Company	Shares	U.S. $ Value
Tobacco - 2.2%
Altria Group, Inc.	1,000	27,550
Philip Morris International, Inc.	800	55,896

		83,446

		379,093

Consumer Discretionary - 9.5%
Automobiles - 0.9%
Ford Motor Co. (b)	3,000	35,040

Hotels, Restaurants & Leisure - 2.5%
Marriott International, Inc./DE-Class A	2,000	63,000
Starbucks Corp. (a)	700	29,638

		92,638

Household Durables - 1.2%
Garmin Ltd. (a)	700	24,073
Harman International Industries, Inc.	500	21,580

		45,653

Internet & Catalog Retail - 0.6%
Amazon.com, Inc. (b)	100	21,351

Media - 0.9%
DIRECTV (a)(b)	400	18,184
Liberty Media Corp.-Liberty Capital (b)	200	15,364

		33,548

Specialty Retail - 3.4%
AutoZone, Inc. (a)(b)	100	32,359
Bed Bath & Beyond, Inc. (b)	400	24,736
Home Depot, Inc.	800	28,640
Limited Brands, Inc.	500	21,355
TJX Cos., Inc. (a)	300	17,679

		124,769

		352,999

Industrials - 9.4%
Aerospace & Defense - 2.6%
Lockheed Martin Corp. (a)	400	30,360
Northrop Grumman Corp. (a)	500	28,875
Raytheon Co.	500	22,095
United Technologies Corp.	200	15,596

		96,926

Air Freight & Logistics - 0.6%
United Parcel Service, Inc.-Class B	300	21,072

Commercial Services & Supplies - 0.5%
Waste Connections, Inc.	500	17,025

Construction & Engineering - 1.2%
Fluor Corp.	500	28,425
KBR, Inc. (a)	600	16,746

		45,171

Company	Shares	U.S. $ Value
Electrical Equipment - 1.3%
Hubbell, Inc.-Class B	800	47,832

Industrial Conglomerates - 0.7%
General Electric Co. (a)	1,600	26,736

Machinery - 2.5%
Joy Global, Inc. (a)	300	26,160
Pall Corp. (a)	300	15,351
Timken Co.	300	12,636
Wabtec Corp./DE	600	40,308

		94,455

		349,217

Health Care - 8.3%
Biotechnology - 0.6%
Amgen, Inc. (a)	400	22,908

Health Care Equipment & Supplies - 0.4%
Covidien PLC	300	14,112

Health Care Providers & Services - 5.4%
AmerisourceBergen Corp.-Class A	1,300	53,040
Health Net, Inc. (b)	900	25,011
Humana, Inc. (a)	500	42,445
Medco Health Solutions, Inc. (b)	300	16,458
WellPoint, Inc.	900	62,010

		198,964

Pharmaceuticals - 1.9%
Bristol-Myers Squibb Co. (a)	1,100	34,749
Eli Lilly & Co. (a)	1,000	37,160

		71,909

		307,893

Financials - 5.9%
Capital Markets - 0.8%
Affiliated Managers Group, Inc. (a)(b)	100	9,261
Federated Investors, Inc.-Class B (a)(c)	700	13,678
SEI Investments Co. (a)	500	8,095

		31,034

Commercial Banks - 0.3%
PNC Financial Services Group, Inc. (a)	200	10,742

Consumer Finance - 0.5%
Discover Financial Services (a)	800	18,848

Diversified Financial Services - 0.7%
CME Group, Inc.-Class A (a)	100	27,556

Insurance - 3.6%
Allied World Assurance Co. Holdings AG	400	23,240

Company	Shares	U.S. $ Value
American Financial Group, Inc./OH	700	25,081
Assurant, Inc. (a)	700	26,978
PartnerRe Ltd.	200	12,444
Prudential Financial, Inc.	400	21,680
Travelers Cos., Inc. (The)	400	23,340

		132,763

		220,943

Energy - 5.0%
Energy Equipment & Services - 2.2%
Diamond Offshore Drilling, Inc. (c)	700	45,878
National Oilwell Varco, Inc.	500	35,665

		81,543

Oil, Gas & Consumable Fuels - 2.8%
Chevron Corp.	200	21,010
ConocoPhillips (a)	300	20,895
Kinder Morgan, Inc./Delaware (c)	700	20,020
Occidental Petroleum Corp. (a)	200	18,588
Sunoco, Inc. (a)	600	22,338

		102,851

		184,394

Materials - 3.1%
Chemicals - 1.7%
CF Industries Holdings, Inc.	100	16,227
Monsanto Co.	200	14,550
Potash Corp. of Saskatchewan, Inc.	400	18,932
Sigma-Aldrich Corp.	200	13,096

		62,805

Containers & Packaging - 0.5%
Ball Corp.	500	17,285

Metals & Mining - 0.9%
Compass Minerals International, Inc.	200	15,214
Newmont Mining Corp.	300	20,049

		35,263

		115,353

Utilities - 1.6%
Electric Utilities - 0.8%
Duke Energy Corp. (a)	1,500	30,630

Multi-Utilities - 0.8%
Public Service Enterprise Group, Inc.	900	30,330

		60,960

Telecommunication Services - 1.2%
Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc. (a)	1,200	44,376

Total Common Stocks (cost $2,320,672)		2,434,536

Company	Contracts	U.S. $ Value
OPTIONS PURCHASED - CALLS - 2.6%
Options on Funds and Investment Trusts - 2.6%
CBOE SPX Volatility Index Expiration: Mar 2012, Exercise Price: $ 42.50 (d)	50	10,250
CBOE SPX Volatility Index Expiration: Dec 2011, Exercise Price: $ 42.50 (d)	35	4,463
Consumer Discretionary SELT Expiration: Jan 2012, Exercise Price: $ 37.00 (d)	30	9,525
Financial Select Sector SPDR Expiration: Jan 2012, Exercise Price: $ 13.00 (d)	35	3,885
Financial Select Sector SPDR Expiration: Mar 2012, Exercise Price: $ 14.00 (d)	100	8,100
Industrial Select Sector SPDR Expiration: Jan 2012, Exercise Price: $ 31.00 (d)	40	14,380
Industrial Select Sector SPDR Expiration: Mar 2012, Exercise Price: $ 35.00 (d)	50	7,025
Materials Select Sector SPDR Expiration: Mar 2012, Exercise Price: $ 37.00 (d)	30	4,335
SPDR S+P 500 ETF Trust Expiration: Mar 2012, Exercise Price: $ 126.00 (d)	10	6,815
SPDR S+P 500 ETF Trust Expiration: Jan 2012, Exercise Price: $ 123.00 (d)	20	13,870
Technology Select Sect SPDR Expiration: Jan 2012, Exercise Price: $ 32.00 (d)	60	15,090

Total Options Purchased - Calls (cost $65,760)		97,738

	Shares
INVESTMENT COMPANIES - 1.2%
Funds and Investment Trusts - 1.2%
iShares S&P 100 Index Fund (cost $43,284)	800	45,160

SHORT-TERM INVESTMENTS - 27.5%
Investment Companies - 27.5%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (e) (cost $1,021,690)	1,021,690	1,021,690

Total Investments Before Securities Lending Collateral - 96.8% (cost $3,451,406)		3,599,124

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 2.1%
Investment Companies - 2.1%
AllianceBernstein Exchange Reserves - Class I, 0.01% (e) (cost $78,416)	78,416	78,416

Company	Shares	U.S. $ Value
Total Investments - 98.9% (cost $3,529,822)		3,677,540

SECURITIES SOLD SHORT - (58.5)%
COMMON STOCKS - (55.9)%
Consumer Discretionary - (10.2)%
Auto Components - (0.9)%
BorgWarner, Inc. (b)	(200)	(15,298)
Johnson Controls, Inc.	(500)	(16,465)

		(31,763)

Automobiles - (0.4)%
General Motors Co. (b)	(600)	(15,510)

Distributors - (1.3)%
LKQ Corp. (b)	(1,700)	(49,606)

Hotels, Restaurants & Leisure - (0.9)%
Carnival Corp.	(400)	(14,084)
Royal Caribbean Cruises Ltd.	(600)	(17,832)

		(31,916)

Household Durables - (0.5)%
Newell Rubbermaid, Inc.	(1,200)	(17,760)

Leisure Equipment & Products - (1.8)%
Hasbro, Inc.	(800)	(30,448)
Mattel, Inc.	(1,300)	(36,712)

		(67,160)

Media - (1.8)%
Comcast Corp.-Class A	(600)	(14,070)
DISH Network Corp.-Class A (b)	(400)	(9,668)
Thomson Reuters Corp.	(700)	(20,769)
Time Warner Cable, Inc.-Class A	(200)	(12,738)
Walt Disney Co. (The)	(300)	(10,464)

		(67,709)

Multiline Retail - (1.4)%
Dollar General Corp. (b)	(500)	(19,830)
Family Dollar Stores, Inc.	(300)	(17,589)
Target Corp.	(300)	(16,425)

		(53,844)

Specialty Retail - (0.5)%
Lowe’s Cos., Inc.	(800)	(16,816)

Textiles, Apparel & Luxury Goods - (0.7)%
Under Armour, Inc. (b)	(300)	(25,323)

		(377,407)

Industrials - (9.6)%
Aerospace & Defense - (1.7)%
Boeing Co. (The)	(300)	(19,737)
Honeywell International, Inc.	(300)	(15,720)
Precision Castparts Corp.	(100)	(16,315)
Rockwell Collins, Inc.	(200)	(11,166)

		(62,938)

Company	Shares	U.S. $ Value
Air Freight & Logistics - (0.4)%
Expeditors International of Washington, Inc.	(300)	(13,680)

Building Products - (0.3)%
Owens Corning (b)	(400)	(11,352)

Commercial Services & Supplies - (2.1)%
Iron Mountain, Inc.	(500)	(15,465)
Pitney Bowes, Inc.	(1,400)	(28,532)
Republic Services, Inc.-Class A	(900)	(25,614)
Stericycle, Inc. (b)	(100)	(8,358)

		(77,969)

Construction & Engineering - (0.5)%
Quanta Services, Inc. (b)	(800)	(16,712)

Electrical Equipment - (0.5)%
Emerson Electric Co.	(400)	(19,248)

Industrial Conglomerates - (2.0)%
3M Co.	(500)	(39,510)
Danaher Corp.	(700)	(33,845)

		(73,355)

Machinery - (0.5)%
Cummins, Inc.	(200)	(19,886)

Professional Services - (0.7)%
IHS, Inc.-Class A (b)	(200)	(16,798)
Robert Half International, Inc.	(400)	(10,572)

		(27,370)

Trading Companies & Distributors - (0.9)%
Fastenal Co.	(500)	(19,045)
MSC Industrial Direct Co.-Class A	(200)	(13,602)

		(32,647)

		(355,157)

Information Technology - (9.1)%
Computers & Peripherals - (0.5)%
EMC Corp./Massachusetts (b)	(800)	(19,608)

Electronic Equipment, Instruments & Components - (2.0)%
Amphenol Corp.-Class A	(600)	(28,494)
FLIR Systems, Inc.	(1,300)	(34,190)
Trimble Navigation Ltd. (b)	(300)	(12,123)

		(74,807)

Internet Software & Services - (0.5)%
eBay, Inc. (b)	(600)	(19,098)

IT Services - (2.7)%
Cognizant Technology Solutions Corp.-Class A (b)	(300)	(21,825)
Fiserv, Inc. (b)	(300)	(17,661)
Infosys Ltd. (Sponsored ADR)	(400)	(23,436)
Paychex, Inc.	(600)	(17,484)
Teradata Corp. (b)	(300)	(17,898)

		(98,304)

Company	Shares	U.S. $ Value
Office Electronics - (0.4)%
Xerox Corp.	(2,000)	(16,360)

Semiconductors & Semiconductor Equipment - (0.4)%
Xilinx, Inc.	(400)	(13,384)

Software - (2.6)%
Adobe Systems, Inc. (b)	(500)	(14,705)
Autodesk, Inc. (b)	(400)	(13,840)
Electronic Arts, Inc. (b)	(500)	(11,675)
Factset Research Systems, Inc.	(100)	(9,942)
Oracle Corp.	(500)	(16,385)
VMware, Inc.-Class A (b)	(300)	(29,325)

		(95,872)

		(337,433)

Consumer Staples - (7.8)%
Beverages - (2.0)%
Anheuser-Busch InBev NV (Sponsored ADR)	(200)	(11,094)
Beam, Inc.	(200)	(9,886)
Dr Pepper Snapple Group, Inc.	(300)	(11,235)
Molson Coors Brewing Co.-Class B	(400)	(16,936)
PepsiCo, Inc./NC	(400)	(25,180)

		(74,331)

Food & Staples Retailing - (2.9)%
CVS Caremark Corp.	(600)	(21,780)
Sysco Corp.	(1,100)	(30,492)
Wal-Mart Stores, Inc.	(600)	(34,032)
Walgreen Co.	(600)	(19,920)

		(106,224)

Food Products - (2.0)%
Archer-Daniels-Midland Co.	(900)	(26,046)
HJ Heinz Co.	(500)	(26,720)
Mead Johnson Nutrition Co.-Class A	(300)	(21,555)

		(74,321)

Tobacco - (0.9)%
Lorillard, Inc.	(300)	(33,198)

		(288,074)

Health Care - (5.9)%
Health Care Equipment & Supplies - (0.9)%
Baxter International, Inc.	(300)	(16,494)
Medtronic, Inc.	(400)	(13,896)
Stryker Corp.	(100)	(4,791)

		(35,181)

Health Care Providers & Services - (2.2)%
HCA Holdings, Inc. (b)	(800)	(18,760)
Henry Schein, Inc. (b)	(400)	(27,728)
Mednax, Inc. (b)	(100)	(6,580)
Universal Health Services, Inc.-Class B	(700)	(27,979)

		(81,047)

Company	Shares	U.S. $ Value
Life Sciences Tools & Services - (0.4)%
Agilent Technologies, Inc. (b)	(400)	(14,828)

Pharmaceuticals - (2.4)%
Forest Laboratories, Inc. (b)	(1,300)	(40,690)
Johnson & Johnson	(300)	(19,317)
Mylan, Inc./PA (b)	(900)	(17,613)
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	(300)	(12,255)

		(89,875)

		(220,931)

Financials - (5.7)%
Capital Markets - (0.7)%
Charles Schwab Corp. (The)	(900)	(11,052)
Jefferies Group, Inc.	(500)	(6,630)
TD Ameritrade Holding Corp.	(600)	(10,068)

		(27,750)

Commercial Banks - (1.0)%
BB&T Corp.	(500)	(11,670)
Huntington Bancshares, Inc./OH	(1,700)	(8,806)
US Bancorp	(600)	(15,354)

		(35,830)

Insurance - (3.0)%
AON Corp.	(500)	(23,310)
Axis Capital Holdings Ltd.	(400)	(12,540)
Berkshire Hathaway, Inc. (b)	(400)	(31,144)
Everest Re Group Ltd.	(200)	(17,984)
Principal Financial Group, Inc.	(300)	(7,734)
Progressive Corp. (The)	(500)	(9,505)
Willis Group Holdings PLC	(300)	(10,893)

		(113,110)

Real Estate Management & Development - (0.3)%
CBRE Group, Inc. (b)	(700)	(12,446)

Thrifts & Mortgage Finance - (0.7)%
First Niagara Financial Group, Inc.	(1,500)	(13,785)
New York Community Bancorp, Inc.	(800)	(10,648)

		(24,433)

		(213,569)

Materials - (3.5)%
Chemicals - (1.5)%
Airgas, Inc.	(200)	(13,790)
Rockwood Holdings, Inc. (b)	(400)	(18,416)
Valspar Corp.	(700)	(24,409)

		(56,615)

Construction Materials - (0.2)%
Vulcan Materials Co.	(300)	(9,387)

Company	Shares	U.S. $ Value
Containers & Packaging - (1.5)%
Crown Holdings, Inc. (b)	(900)	(30,411)
Rock-Tenn Co.	(400)	(23,676)

		(54,087)

Metals & Mining - (0.3)%
United States Steel Corp.	(400)	(10,144)

		(130,233)

Utilities - (1.8)%
Electric Utilities - (0.9)%
FirstEnergy Corp.	(400)	(17,984)
PPL Corp.	(500)	(14,685)

		(32,669)

Independent Power Producers & Energy Traders - (0.4)%
Constellation Energy Group, Inc.	(400)	(15,880)

Multi-Utilities - (0.5)%
OGE Energy Corp.	(300)	(15,522)
PG&E Corp.	(100)	(4,290)

		(19,812)

		(68,361)

Energy - (1.5)%
Energy Equipment & Services - (1.0)%
Cameron International Corp. (b)	(200)	(9,828)
FMC Technologies, Inc. (b)	(300)	(13,446)
Schlumberger Ltd.	(200)	(14,694)

		(37,968)

Oil, Gas & Consumable Fuels - (0.5)%
EQT Corp.	(300)	(19,050)

		(57,018)

Telecommunication Services - (0.8)%
Wireless Telecommunication Services - (0.8)%
SBA Communications Corp.-Class A (b)	(800)	(30,472)

Total Common Stocks (proceeds $2,070,046)		(2,078,655)

INVESTMENT COMPANIES - (2.6)%
Financials - (2.0)%
SPDR S&P 500 ETF Trust	(600)	(75,270)

Funds and Investment Trusts - (0.6)%
Energy Select Sector SPDR Fund	(300)	(20,880)

Total Investment Companies (proceeds $88,257)		(96,150)

Total Securities Sold Short (proceeds $2,158,303)		(2,174,805)

U.S. $ Value
Total Investments, Net of Securities Sold Short - 40.4% (cost $1,371,519) (f)	1,502,735
Other assets less liabilities - 59.6%	2,215,884

Net Assets - 100.0%	$3,718,619

CALL OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	U.S. $ Value
SPDR S+P 500 ETF Trust (d)	5	$138.00	January 2012	$393
Financial Select Sector SPDR (d)	35	15.00	January 2012	840
Consumer Discretionary SELT (d)	30	41.00	January 2012	2,760
SPDR S+P 500 ETF Trust (d)	10	135.00	March 2012	3,000
Technology Select Sect SPDR (d)	100	36.00	January 2012	5,900
SPDR S+P 500 ETF Trust (d)	20	130.00	January 2012	6,290

(Premium received $9,095)				$19,183

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	U.S. $ Value
CBOE SPX Volatility Index (d)	35	$24.00	December 2011	$5,688
CBOE SPX Volatility Index (d)	50	23.00	March 2012	8,750

(Premium received $11,144)				$14,438

TOTAL RETURN SWAP CONTRACTS ON INDICES

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Rate Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
	S&P US 100 Total Return
Receive	Index	98	0.40%	$92	5/15/12	UBS AG	$3,285
	S&P US 100 Total Return
Receive	Index	98	0.36%	92	8/15/12	UBS AG	3,286
Pay Total Return on Reference Index
	Russell 2000 Total Return
Pay	Index	9	0.24%	28	5/15/12	UBS AG	(2,140)
	Russell 2000 Total Return
Pay	Index	22	0.24%	68	8/15/12	UBS AG	(5,235)

							$(804)

VARIANCE SWAPS CONTRACTS

Swap Counterparty & Referenced Obligation	Volatility Strike Price	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
Buy Contracts
Credit Suisse International:
Consumer Discretionary Select Sector SPDR Fund 1/20/12*	27.18%	$2		$6,730	$	– 0	–	$6,730
Consumer Staples Select Sector SPDR Fund 1/20/12*	19.97	2		503		– 0	–	503
Energy Select Sector SPDR Fund 1/20/12*	30.32	2		15,893		– 0	–	15,893
Financial Select Sector SPDR Fund 1/20/12*	31.19	2		24,636		– 0	–	24,636
Health Care Select Sector SPDR Fund 1/20/12*	22.39	2		4,584		– 0	–	4,584
Industrial Select Sector SPDR Fund 1/20/12*	28.97	1		7,954		– 0	–	7,954
Materials Select Sector SPDR Trust 1/20/12* 1/20/12*	30.16	0	**	4,318		– 0	–	4,318
Technology Select Sector SPDR Fund 1/20/12*	26.67	3		6,132		– 0	–	6,132
Utilities Select Sector SPDR Fund 1/20/12*	20.98	1		400		– 0	–	400
Morgan Stanley Capital Services Inc.:
Standard and Poor’s 500 Index 1/20/12*	23.78	1		(1,037)		– 0	–	(1,037)
Sale Contracts
Credit Suisse International:
Standard and Poor’s 500 Index 1/20/12*	23.78	21		(105,780)		– 0	–	(105,780)

								$(35,667)

*	Termination date
**	Notional amount less than $500.

(a)	Securities, or a portion thereof, with an aggregate market value of $849,329 have been segregated to collateralize short sales.
(b)	Non-income producing security.
(c)	Represents entire or partial securities out on loan.
(d)	One contract relates to 100 shares.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of October 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $306,608 and gross unrealized depreciation of investments was $(175,392), resulting in net unrealized appreciation of $131,216.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Market Neutral Strategy - US

October 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of October 31, 2011:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$2,434,536		$	– 0	–	$	– 0	–	$2,434,536
Options Purchased - Calls	– 0	–		97,738			– 0	–	97,738
Investment Companies	– 0	–		45,160			– 0	–	45,160
Short-Term Investments	1,021,690			– 0	–		– 0	–	1,021,690
Investments Of Cash Collateral For Securities Loaned	78,416			– 0	–		– 0	–	78,416
Liabilities:
Common Stocks*	(2,078,655)								(2,078,655)
Investment Companies	– 0	–		(96,150)			– 0	–	(96,150)

Total Investments in Securities	1,455,987			46,748			– 0	–	1,502,735
Other Financial Instruments** :
Assets:
Total Return Swap Contracts	– 0	–		6,571			– 0	–	6,571
Variance Swap Contracts	– 0	–		71,150			– 0	–	71,150
Liabilities:
Call Options Written	– 0	–		(19,183)			– 0	–	(19,183)
Put Options Written	– 0	–		(14,438)			– 0	–	(14,438)
Total Return Swap Contracts	– 0	–		(7,375)			– 0	–	(7,375)
Variance Swap Contracts	– 0	–		(106,817)			– 0	–	(106,817)

Total	$1,455,987			$(23,344)		$	– 0	–	$1,432,643

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Market Neutral Strategy - Global

Portfolio of Investments

October 31, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 106.3%
Industrials - 17.0%
Aerospace & Defense - 2.5%
Bombardier, Inc.	30,000	$124,003
European Aeronautic Defence and Space Co. NV	4,000	117,917
Lockheed Martin Corp.	1,700	129,030
Northrop Grumman Corp.	2,200	128,337
Raytheon Co.	2,200	97,218
Rolls Royce Hldgs (a)	104,121	167
United Technologies Corp. (b)	900	70,990

		667,662

Air Freight & Logistics - 0.5%
United Parcel Service, Inc.-Class B	1,300	91,312
Yamato Holdings Co., Ltd.	2,900	48,076

		139,388

Airlines - 0.6%
Air New Zealand Ltd.	62,800	53,075
Westjet Airlines Ltd.	8,000	104,740

		157,815

Commercial Services & Supplies - 0.8%
Brambles Ltd. (b)	11,000	76,042
Mineral Resources Ltd.	3,800	44,555
Waste Connections, Inc.	2,200	75,968

		196,565

Construction & Engineering - 3.5%
Arcadis NV	7,000	137,291
China Communications Construction Co., Ltd. (b)	160,000	120,681
Fluor Corp. (b)	2,200	125,070
KBR, Inc.	2,600	73,461
Kentz Corp. Ltd.	12,000	93,563
Monadelphous Group Ltd.	4,600	87,489
Skanska AB	8,000	130,631
Strabag SE (b)	3,000	92,246
Watpac Ltd.	43,800	52,547

		912,979

Electrical Equipment - 0.8%
Hubbell, Inc.-Class B	3,500	209,265

Industrial Conglomerates - 1.5%
General Electric Co.	7,000	116,970
Hutchison Whampoa Ltd. (b)	10,000	91,401
Keppel Corp., Ltd. (b)	6,000	44,917
Siemens AG (b)	1,300	136,267

		389,555

Machinery - 3.6%
Atlas Copco AB-Class A	5,000	108,697
Bradken Ltd.	800	6,452
Donaldson Co., Inc.	2,300	147,315
Joy Global, Inc. (b)	1,300	113,360
Mitsubishi Heavy Industries Ltd.	15,000	61,118

Company	Shares	U.S. $ Value
Pall Corp.	1,300	67,714
Schindler Holding AG	1,200	140,830
Stanley Black & Decker, Inc.	2,300	146,855
Timken Co. (b)	1,300	55,832
Wabtec Corp./DE	1,300	88,567

		936,740

Professional Services - 0.3%
Campbell Brothers Ltd.	1,600	77,024
SAI Global Ltd.	2,000	9,963

		86,987

Road & Rail - 1.4%
Go-Ahead Group PLC	5,000	111,422
Seino Holdings Corp.	18,000	135,043
Stagecoach Group PLC	28,600	113,688

		360,153

Trading Companies & Distributors - 0.7%
Marubeni Corp.	12,000	69,847
Noble Group Ltd. (b)	98,000	119,657

		189,504

Transportation Infrastructure - 0.8%
Kamigumi Co., Ltd. (b)	8,000	69,855
Koninklijke Vopak NV	2,700	139,164

		209,019

		4,455,632

Consumer Discretionary - 15.6%
Automobiles - 2.4%
Daihatsu Motor Co., Ltd. (b)	1,000	17,597
Ford Motor Co. (a)(b)	18,200	212,576
Guangzhou Automobile Group Co., Ltd. (b)	49,000	48,886
Mazda Motor Corp. (a)	18,000	37,835
Suzuki Motor Corp. (b)	3,000	63,627
Volkswagen AG (b)	1,500	234,577

		615,098

Diversified Consumer Services - 0.2%
Benesse Holdings, Inc.	900	39,102

Hotels, Restaurants & Leisure - 3.3%
Ajisen China Holdings Ltd.	5,000	7,098
Flight Centre Ltd.	7,800	161,956
Galaxy Entertainment Group Ltd. (a)(b)(c)	35,000	70,782
McDonald’s Corp. (b)	2,200	204,270
SJM Holdings Ltd. (b)	45,000	77,132
Starbucks Corp.	5,500	232,870
Tim Hortons, Inc.	2,400	118,128

		872,236

Household Durables - 0.4%
Sony Corp. (b)	5,500	114,749

Company	Shares	U.S. $ Value
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	1,100	234,861
Rakuten, Inc.	60	65,774

		300,635

Leisure Equipment & Products - 0.5%
Heiwa Corp.	3,600	59,656
Sega Sammy Holdings, Inc. (b)	3,600	78,271

		137,927

Media - 2.3%
Liberty Media Corp.-Liberty Starz (a)	2,500	170,750
Pearson PLC (b)	7,000	128,596
Publicis Groupe SA (b)	2,500	120,603
Rightmove PLC	6,400	133,907
Toho Co., Ltd. (b)	2,900	49,882

		603,738

Multiline Retail - 1.3%
Izumi Co., Ltd. (b)	3,700	56,283
Next PLC (b)	3,000	122,959
PPR (b)	700	108,623
Ryohin Keikaku Co., Ltd.	1,200	56,948

		344,813

Specialty Retail - 3.6%
AutoZone, Inc. (a)(b)	700	226,513
Bed Bath & Beyond, Inc. (a)(b)	2,500	154,600
Hennes & Mauritz AB-Class B	3,500	115,725
Home Depot, Inc.	6,500	232,700
JB Hi-Fi Ltd.	4,300	70,968
Kingfisher PLC (b)	20,000	82,862
USS Co., Ltd.	580	47,948

		931,316

Textiles, Apparel & Luxury Goods - 0.5%
Lululemon Athletica, Inc. (a)	2,200	124,396
Trinity Ltd.	6,000	5,423

		129,819

		4,089,433

Financials - 14.1%
Capital Markets - 1.9%
Goldman Sachs Group, Inc. (The)	1,000	109,550
Hargreaves Lansdown PLC (b)	16,800	135,002
Nomura Holdings, Inc. (b)	25,700	97,922
Raymond James Financial, Inc.	5,000	151,850

		494,324

Commercial Banks - 3.7%
Bendigo and Adelaide Bank Ltd.	14,100	139,228
Gunma Bank Ltd. (The) (b)	13,000	66,533
HSBC Holdings PLC (b)	9,700	84,636

Company	Shares	U.S. $ Value
Royal Bank of Canada (d)	2,500	121,946
San-In Godo Bank Ltd. (The) (b)	13,000	94,502
Standard Chartered PLC (b)	6,300	147,006
Svenska Handelsbanken AB	4,000	112,620
Toronto-Dominion Bank (The) (b)	1,700	128,308
Westpac Banking Corp. (b)	3,600	83,543

		978,322

Consumer Finance - 0.6%
Hitachi Capital Corp.	4,900	59,877
Provident Financial PLC	5,000	88,868

		148,745

Diversified Financial Services - 2.1%
Challenger Ltd./AU (b)	13,700	65,310
CME Group, Inc.-Class A (b)	900	248,004
Investor AB	6,000	117,347
ORIX Corp.	1,350	117,822
TMX Group, Inc.	200	8,788

		557,271

Insurance - 3.4%
AIA Group Ltd. (b)	17,200	52,593
Arch Capital Group Ltd. (a)	6,000	215,820
Fairfax Financial Holdings Ltd.	200	83,606
Lancashire Holdings Ltd.	8,000	91,846
Prudential Financial, Inc.	4,200	227,640
Suncorp Group Ltd.	10,600	95,134
Tryg AS	2,000	111,191

		877,830

Real Estate Management & Development - 2.4%
Daiwa House Industry Co., Ltd. (b)	6,000	75,185
Henderson Land Development Co., Ltd. (b)	25,000	136,651
Sun Hung Kai Properties Ltd. (b)	13,000	178,498
Tokyu Land Corp. (b)	29,000	122,080
Wharf Holdings Ltd. (b)	24,000	127,662

		640,076

		3,696,568

Information Technology - 12.9%
Communications Equipment - 0.9%
QUALCOMM, Inc. (e)	4,400	227,040

Computers & Peripherals - 1.4%
Apple, Inc. (a)(b)	500	202,390
Lenovo Group Ltd. (b)	109,000	73,281
NEC Corp. (a)(b)	18,000	40,053
Seiko Epson Corp.	5,100	67,032

		382,756

Electronic Equipment, Instruments & Components - 1.2%
Alps Electric Co., Ltd. (b)	5,700	42,921
Celestica, Inc. (a)	10,000	82,970

Company	Shares	U.S. $ Value
Hitachi Ltd.	10,000	53,583
Ingenico	3,500	138,363

		317,837

Internet Software & Services - 1.4%
Blinkx PLC (a)	25,000	60,221
Tencent Holdings Ltd. (b)	3,200	73,644
VeriSign, Inc.	7,000	224,630

		358,495

IT Services - 2.8%
Accenture PLC (e)	3,300	198,858
Cap Gemini SA (b)	3,000	114,796
Computacenter PLC	19,900	121,942
International Business Machines Corp.	1,200	221,556
Iress Market Technology Ltd.	8,500	67,738
SCSK Corp.	20	313

		725,203

Semiconductors & Semiconductor Equipment - 2.2%
ARM Holdings PLC	13,400	125,731
ASML Holding NV (ADR)	4,400	184,492
Linear Technology Corp.	6,400	206,784
Rohm Co., Ltd.	1,500	76,427

		593,434

Software - 3.0%
Activision Blizzard, Inc. (b)	18,200	243,698
Aveva Group PLC	6,400	162,044
Microsoft Corp.	4,000	106,520
Sage Group PLC (The) (b)	6,000	26,760
Symantec Corp. (a)	14,000	238,140

		777,162

		3,381,927

Energy - 12.1%
Energy Equipment & Services - 2.2%
National Oilwell Varco, Inc. (b)	3,200	228,256
Seadrill Ltd.	3,200	105,085
Technip SA	1,300	122,924
WorleyParsons Ltd. (b)	3,500	101,587

		557,852

Oil, Gas & Consumable Fuels - 9.9%
Beach Energy Ltd.	59,200	72,757
BG Group PLC (b)	6,000	130,104
Caltex Australia Ltd. (b)	7,000	97,216
Cenovus Energy, Inc.	3,000	102,754
China Petroleum & Chemical Corp.-Class H	206,000	194,559
ConocoPhillips (b)	3,100	215,915
Cosmo Oil Co., Ltd. (b)	28,000	70,047
Husky Energy, Inc.	4,500	115,530
Idemitsu Kosan Co., Ltd. (b)	400	37,415
Kinder Morgan Energy Partners LP (b)	4,000	303,960

Company	Shares	U.S. $ Value
Kunlun Energy Co., Ltd. (b)	36,000	50,519
Oil Search Ltd.	26,700	182,153
Petrominerales Ltd.	3,000	79,157
Royal Dutch Shell PLC-Class A (b)	3,500	123,986
Statoil ASA	9,400	238,516
Total SA	4,000	208,709
Tullow Oil PLC	5,000	112,340
Valero Energy Corp.	7,700	189,420
Vermilion Energy, Inc.	1,500	70,670

		2,595,727

		3,153,579

Consumer Staples - 11.9%
Beverages - 0.8%
Asahi Group Holdings Ltd. (b)	3,100	63,460
Davide Campari-Milano SpA (b)	18,000	139,059

		202,519

Food & Staples Retailing - 4.0%
Aeon Co., Ltd. (b)	5,400	70,625
Alimentation Couche Tard, Inc.	3,000	90,294
Costco Wholesale Corp. (b)	3,500	291,375
George Weston Ltd.	1,900	131,699
Jeronimo Martins SGPS SA (b)	8,700	149,186
Kroger Co. (The) (b)	5,600	129,808
Seven & I Holdings Co., Ltd. (b)	2,000	53,371
Woolworths Ltd. (b)	5,400	134,988

		1,051,346

Food Products - 4.4%
China Mengniu Dairy Co., Ltd. (b)	53,000	168,209
ConAgra Foods, Inc. (b)	8,000	202,640
Danone	2,500	173,307
Golden Agri-Resources Ltd.	321,000	164,327
Greggs PLC	15,000	123,058
House Foods Corp. (b)	2,200	39,880
Parmalat SpA (b)	50,000	111,058
Sara Lee Corp.	10,000	178,000

		1,160,479

Household Products - 0.6%
Henkel AG & Co. KGaA	3,000	146,490

Personal Products - 0.3%
Kobayashi Pharmaceutical Co., Ltd. (b)	1,100	54,526
Kose Corp. (b)	1,600	38,123

		92,649

Tobacco - 1.8%
Altria Group, Inc. (b)	11,100	305,805

Company	Shares	U.S. $ Value
Philip Morris International, Inc. (b)	2,300	160,701

		466,506

		3,119,989

Health Care - 9.8%
Biotechnology - 1.3%
Biogen Idec, Inc. (a)(b)	1,500	174,540
Gilead Sciences, Inc. (a)(b)	4,000	166,640

		341,180

Health Care Equipment & Supplies - 0.7%
Coloplast A/S (b)	800	116,338
Draegerwerk AG & Co. KGaA (Preference Shares)	100	10,476
Terumo Corp. (b)	1,300	66,053

		192,867

Health Care Providers & Services - 2.8%
AmerisourceBergen Corp.-Class A (b)	5,000	204,000
Humana, Inc.	2,700	229,203
Ramsay Health Care Ltd. (b)	4,100	80,595
WellPoint, Inc.	3,300	227,370

		741,168

Health Care Technology - 0.3%
SXC Health Solutions Corp. (a)	1,500	69,646

Pharmaceuticals - 4.7%
Acrux Ltd. (a)	24,900	88,160
Bayer AG (b)	2,100	133,795
Eisai Co., Ltd. (b)	500	19,831
GlaxoSmithKline PLC (b)	6,000	134,654
Kissei Pharmaceutical Co., Ltd. (b)	2,500	46,957
Merck & Co., Inc.	7,000	241,500
Otsuka Holdings Co., Ltd. (b)	3,000	76,981
Roche Holding AG (b)	800	131,256
Sanofi	1,700	121,616
Shire PLC (b)	3,900	122,404
Takeda Pharmaceutical Co., Ltd.	2,400	108,195

		1,225,349

		2,570,210

Materials - 7.3%
Chemicals - 4.4%
Agrium, Inc. (Toronto)	1,500	123,672
CF Industries Holdings, Inc. (b)	1,300	210,951
DuluxGroup Ltd. (b)	22,300	61,436
Filtrona PLC	12,000	76,426
K&S AG (b)	2,600	164,751
Monsanto Co.	2,500	181,875
Potash Corp. of Saskatchewan, Inc.	100	4,733
Solvay SA	1,400	142,618
Syngenta AG (a)(b)	600	182,833

		1,149,295

Company	Shares	U.S. $ Value
Metals & Mining - 2.9%
BHP Billiton PLC (b)	3,400	107,064
Ferrexpo PLC (b)	20,000	102,944
Fosun International (b)	156,000	88,360
Iluka Resources Ltd. (b)	4,300	71,486
Ivanhoe Mines Ltd./CA (a)	6,000	122,799
KGHM Polska Miedz SA	3,200	154,494
Maruichi Steel Tube Ltd.	2,800	62,719
Zijin Mining Group Co., Ltd.	141,000	59,836

		769,702

		1,918,997

Telecommunication Services - 3.2%
Diversified Telecommunication Services - 2.5%
BT Group PLC (b)	48,000	144,827
China Telecom Corp. Ltd.-Class H (b)	64,000	39,433
Koninklijke KPN NV	7,800	102,124
Nippon Telegraph & Telephone Corp. (b)	1,600	82,073
Telstra Corp. Ltd. (b)	30,700	99,681
Verizon Communications, Inc.	5,200	193,915

		662,053

Wireless Telecommunication Services - 0.7%
StarHub Ltd. (b)	81,000	181,296

		843,349

Utilities - 2.4%
Electric Utilities - 1.4%
CLP Holdings Ltd. (b)	10,000	88,889
Duke Energy Corp.	6,600	136,104
Power Assets Holdings Ltd. (b)	10,000	75,732
Shikoku Electric Power Co., Inc.	2,500	63,906

		364,631

Multi-Utilities - 0.5%
Canadian Utilities Ltd.	100	6,044
Public Service Enterprise Group, Inc.	3,900	133,073

		139,117

Water Utilities - 0.5%
Severn Trent PLC (b)	5,000	121,703

		625,451

Total Common Stocks (cost $27,135,478)		27,855,135

	Contracts
OPTIONS PURCHASED - CALLS - 1.1%
Options on Funds and Investment Trusts - 1.1%
CBOE SPX Volatility Index Expiration: Mar 2012, Exercise Price: $ 42.50 (a)(f)	185	37,925

Company	Contracts	U.S. $ Value
Financial Select Sector SPDR Expiration: Jan 2012, Exercise Price: $ 13.00 (a)(f)	15	1,665
Financial Select Sector SPDR Expiration: Mar 2012, Exercise Price: $ 14.00 (a)(f)	1,000	81,000
Industrial Select Sector SPDR Expiration: Jan 2012, Exercise Price: $ 31.00 (a)(f)	40	14,380
Industrial Select Sector SPDR Expiration: Mar 2012, Exercise Price: $ 35.00 (a)(f)	70	9,835
iShares MSCI Emerging Mkt Index Expiration: Mar 2012, Exercise Price: $ 42.00 (a)(f)	100	25,050
iShares MSCI Emerging Mkt Index Expiration: Jan 2012, Exercise Price: $ 38.00 (a)(f)	30	12,525
Materials Select Sector SPDR Expiration: Mar 2012, Exercise Price: $ 37.00 (a)(f)	200	28,900
SPDR S+P 500 ETF Trust Expiration: Mar 2012, Exercise Price: $ 126.00 (a)(f)	90	61,335
SPDR S+P 500 ETF Trust Expiration: Jan 2012, Exercise Price: $ 123.00 (a)(f)	10	6,935
Technology Select Sect SPDR Expiration: Jan 2012, Exercise Price: $ 32.00 (a)(f)	40	10,060

Total Options Purchased - Calls (cost $241,074)		291,523

	Shares
INVESTMENT COMPANIES - 0.8%
Funds and Investment Trusts - 0.8%
SPDR S&P Homebuilders ETF (cost $203,308)	13,000	209,820

SHORT-TERM INVESTMENTS - 0.4%
Investment Companies - 0.4%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.09%(g) (cost $98,571)	98,571	98,571

Total Investments Before Security Lending Collateral - 108.6% (cost$27,678,431)		28,455,049

Company	Shares	U.S. $ Value
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.0%
Investment Companies - 0.0%
AllianceBernstein Exchange Reserves-Class I, 0.01% (g) (cost $9,975)	9,975	9,975

Total Investments - 108.6% (cost $27,688,406)		28,465,024

SECURITIES SOLD SHORT - (98.4)%
COMMON STOCKS - (96.9)%
Industrials - (16.5)%
Aerospace & Defense - (1.4)%
Boeing Co. (The)	(1,300)	(86,029)
CAE, Inc.	(8,000)	(85,317)
Honeywell International, Inc.	(1,300)	(68,120)
Precision Castparts Corp.	(400)	(65,567)
Rockwell Collins, Inc.	(900)	(50,768)

		(355,801)

Air Freight & Logistics - (0.6)%
Expeditors International of Washington, Inc.	(1,300)	(59,725)
Toll Holdings Ltd.	(20,600)	(104,053)

		(163,778)

Airlines - (0.6)%
Air China Ltd.	(70,000)	(54,304)
Singapore Airlines Ltd.	(12,000)	(110,906)

		(165,210)

Building Products - (0.8)%
Assa Abloy AB	(5,000)	(121,425)
Daikin Industries Ltd.	(1,600)	(47,350)
Owens Corning (a)	(1,700)	(49,030)

		(217,805)

Commercial Services & Supplies - (2.0)%
Babcock International Group PLC	(9,800)	(110,755)
Iron Mountain, Inc.	(2,200)	(68,543)
Pitney Bowes, Inc.	(6,100)	(124,678)
Progressive Waste Solutions Ltd.	(3,000)	(63,206)
Republic Services, Inc.-Class A	(3,900)	(112,509)
Stericycle, Inc. (a)	(400)	(33,518)

		(513,209)

Construction & Engineering - (2.7)%
Carillion PLC	(16,900)	(93,867)
Eiffage SA	(3,700)	(125,491)
Fomento de Construcciones y Contratas SA	(2,500)	(64,721)
Hochtief AG	(1,400)	(101,785)
Leighton Holdings Ltd.	(4,500)	(102,228)

Company	Shares	U.S. $ Value
Quanta Services, Inc.) (a)	(3,500)	(73,852)
Taisei Corp.	(14,000)	(37,409)
UGL Ltd.	(7,800)	(107,918)

		(707,271)

Electrical Equipment - (0.5)%
Emerson Electric Co.	(1,700)	(81,804)
Nidec Corp.	(500)	(41,089)

		(122,893)

Industrial Conglomerates - (2.5)%
3M Co.	(2,200)	(173,844)
Danaher Corp.	(3,100)	(152,582)
Jardine Matheson Holdings Ltd.	(4,000)	(201,594)
Keihan Electric Railway Co., Ltd.	(12,000)	(54,872)
Koninklijke Philips Electronics NV	(3,500)	(72,859)

		(655,751)

Machinery - (0.8)%
Cummins, Inc.	(900)	(90,112)
Japan Steel Works Ltd. (The)	(10,000)	(68,530)
Nabtesco Corp.	(2,200)	(48,184)

		(206,826)

Professional Services - (1.4)%
Adecco SA (a)	(2,000)	(96,054)
Capita Group PLC (The)	(7,700)	(89,839)
Hays PLC	(45,900)	(58,277)
IHS, Inc.-Class A (a)	(900)	(75,677)
Robert Half International, Inc.	(1,700)	(45,433)

		(365,280)

Road & Rail - (1.5)%
Asciano Ltd.	(33,800)	(54,033)
Canadian Pacific Railway Ltd.	(1,400)	(86,535)
Firstgroup PLC	(26,200)	(140,319)
Nagoya Railroad Co., Ltd.	(17,000)	(44,445)
Tobu Railway Co., Ltd.	(14,000)	(66,815)

		(392,147)

Trading Companies & Distributors - (0.7)%
Fastenal Co.	(2,200)	(84,796)
Mitsubishi Corp.	(2,400)	(49,361)
MSC Industrial Direct Co.-Class A	(900)	(61,750)

		(195,907)

Transportation Infrastructure-(1.0)%
Aeroports de Paris	(800)	(62,810)
China Merchants Holdings International Co., Ltd.	(26,000)	(80,888)
Groupe Eurotunnel SA	(7,200)	(64,857)
Transurban Group	(11,000)	(60,340)

		(268,895)

		(4,330,773)

Company	Shares	U.S. $ Value
Consumer Discretionary - (15.6)%
Auto Components - (1.2)%
Cie Generale des Etablissements Michelin-Class B (b)	(2,700)	(195,507)
NGK Spark Plug Co., Ltd.	(4,000)	(49,583)
Stanley Electric Co., Ltd.	(2,700)	(39,508)
Toyoda Gosei Co., Ltd.	(2,200)	(38,809)

		(323,407)

Automobiles - (1.5)%
Fiat SpA	(15,000)	(91,852)
General Motors Co. (a)	(5,800)	(149,930)
Mitsubishi Motors Corp. (a)	(48,000)	(63,407)
Toyota Motor Corp.	(2,400)	(79,682)

		(384,871)

Hotels, Restaurants & Leisure - (1.7)%
Aristocrat Leisure Ltd.	(20,000)	(47,349)
Darden Restaurants, Inc.	(4,400)	(210,672)
Melco International Development Ltd.	(100,000)	(79,933)
TUI Travel PLC	(35,000)	(95,774)

		(433,728)

Household Durables - (0.4)%
Panasonic Corp.	(11,800)	(119,287)

Internet & Catalog Retail - (0.2)%
Wotif.com Holdings Ltd.	(12,000)	(46,241)

Leisure Equipment & Products - (1.2)%
Mattel, Inc.	(4,000)	(113,674)
Namco Bandai Holdings, Inc.	(4,700)	(68,148)
Sankyo Co., Ltd.	(900)	(47,031)
Shimano, Inc.	(1,500)	(74,145)

		(302,998)

Media - (3.6)%
Austar United Communications Ltd. (a)	(40,000)	(48,439)
Charter Communications, Inc. (a)	(2,500)	(114,850)
Consolidated Media Holdings Ltd.	(20,000)	(54,933)
Daily Mail & General Trust PLC	(10,000)	(66,891)
Informa PLC	(13,200)	(76,653)
JCDecaux SA (a)	(4,000)	(106,524)
Mediaset SpA	(20,000)	(73,689)
Shaw Communications, Inc.	(6,000)	(121,620)
Thomson Reuters Corp.	(3,000)	(89,642)
Thomson Reuters Corp.	(4,000)	(118,345)
Time Warner Cable, Inc.-Class A	(1,100)	(70,258)

		(941,844)

Multiline Retail - (2.1)%
Debenhams PLC	(114,000)	(118,828)
Dollar General Corp. (a)	(2,200)	(87,436)
Harvey Norman Holdings Ltd.	(23,600)	(53,450)
JC Penney Co., Inc.	(5,500)	(176,440)
Marui Group Co., Ltd.	(5,300)	(41,203)

Company	Shares	U.S. $ Value
Takashimaya Co., Ltd.	(9,000)	(63,894)

		(541,251)

Specialty Retail - (3.2)%
CarMax, Inc. (a)	(5,500)	(165,330)
Halfords Group PLC	(12,000)	(62,929)
Lowe’s Cos., Inc.	(9,700)	(203,894)
Nitori Holdings Co., Ltd.	(950)	(90,854)
O’Reilly Automotive, Inc. (a)	(1,500)	(114,075)
Ross Stores, Inc.	(1,600)	(140,368)
Sports Direct International PLC (a)	(19,600)	(72,198)

		(849,648)

Textiles, Apparel & Luxury Goods - (0.5)%
Gildan Activewear, Inc.	(3,200)	(82,573)
Yue Yuen Industrial Holdings Ltd.	(20,000)	(56,959)

		(139,532)

		(4,082,807)

Financials - (15.2)%
Capital Markets - (2.3)%
Ashmore Group PLC	(19,000)	(105,243)
BlackRock, Inc.-Class A	(700)	(110,453)
Blackstone Group LP	(9,000)	(132,390)
Deutsche Bank AG	(1,600)	(66,158)
Morgan Stanley	(4,000)	(70,560)
Schroders PLC	(5,000)	(114,441)

		(599,245)

Commercial Banks - (2.8)%
Australia & New Zealand Banking Group Ltd.	(3,600)	(81,347)
Barclays PLC	(27,000)	(83,698)
BB&T Corp.	(3,600)	(84,024)
Commonwealth Bank of Australia	(1,800)	(92,466)
Hiroshima Bank Ltd. (The)	(15,000)	(66,722)
Joyo Bank Ltd. (The)	(29,000)	(121,505)
Lloyds Banking Group PLC (a)	(100,000)	(51,712)
Mizuho Financial Group, Inc.	(50,700)	(70,964)
Nordea Bank AB	(10,000)	(90,809)

		(743,247)

Consumer Finance - (0.2)%
International Personal Finance PLC	(15,000)	(65,854)

Diversified Financial Services - (2.2)%
Industrivarden AB	(6,000)	(74,723)
JPMorgan Chase & Co.	(3,000)	(104,280)
Mitsubishi UFJ Lease & Finance Co., Ltd.	(990)	(38,363)
Moody’s Corp.	(3,500)	(124,215)
Onex Corp.	(2,200)	(72,947)
Pohjola Bank PLC	(6,000)	(68,990)
Singapore Exchange Ltd.	(16,000)	(85,388)

		(568,906)

Insurance - (5.7)%
Aflac, Inc.	(3,000)	(135,270)
Allstate Corp. (The)	(5,000)	(131,700)
AMP Ltd.	(13,500)	(60,184)

Company	Shares	U.S. $ Value
Aviva PLC	(17,000)	(92,745)
Berkshire Hathaway, Inc. (a)	(2,300)	(179,078)
China Life Insurance Co., Ltd.-Class H	(30,000)	(77,188)
China Pacific Insurance Group Co., Ltd.	(23,000)	(70,288)
Insurance Australia Group Ltd.	(29,200)	(96,268)
Manulife Financial Corp.	(5,000)	(66,015)
MS&AD Insurance Group Holdings	(4,500)	(88,138)
NKSJ Holdings, Inc.	(1,900)	(38,000)
Ping An Insurance Group Co.-Class H	(13,000)	(96,331)
Power Corp. of Canada	(3,200)	(80,582)
Prudential PLC	(9,000)	(92,962)
QBE Insurance Group Ltd.	(6,500)	(100,054)
Sun Life Financial, Inc.	(3,100)	(78,250)

		(1,483,053)

Real Estate Investment Trusts (REITs) - (0.3)%
Klepierre	(2,200)	(68,573)

Real Estate Management & Development - (1.7)%
City Developments Ltd.	(18,000)	(155,225)
Hang Lung Properties Ltd.	(46,000)	(166,648)
Lend Lease Group	(5,200)	(42,309)
Mitsubishi Estate Co., Ltd.	(5,000)	(84,685)

		(448,867)

		(3,977,745)

Consumer Staples - (11.2)%
Beverages - (3.3)%
Anheuser-Busch InBev NV	(2,900)	(160,823)
Carlsberg A/S	(2,100)	(142,170)
Coca-Cola Amatil Ltd.	(7,100)	(91,653)
Coca-Cola Co. (The)	(3,500)	(239,120)
Kirin Holdings Co., Ltd.	(7,000)	(85,642)
Pernod-Ricard SA	(1,600)	(148,887)

		(868,295)

Food & Staples Retailing - (4.5)%
Carrefour SA	(6,000)	(158,748)
Metro AG	(3,000)	(139,001)
Safeway, Inc.	(10,000)	(193,700)
Shoppers Drug Mart Corp.	(2,500)	(105,092)
Sundrug Co., Ltd.	(3,700)	(109,191)
Sysco Corp.	(7,700)	(213,444)
Wal-Mart Stores, Inc.	(2,400)	(136,128)
Walgreen Co.	(4,100)	(136,120)

		(1,191,424)

Food Products - (2.9)%
Archer-Daniels-Midland Co.	(6,000)	(173,640)
Aryzta AG	(2,000)	(96,436)
Kikkoman Corp.	(5,000)	(55,291)
Saputo, Inc.	(2,500)	(103,286)
Want Want China Holdings Ltd.	(136,000)	(125,400)
Wilmar International Ltd.	(47,000)	(202,938)

		(756,991)

Personal Products - (0.5)%
Avon Products, Inc.	(4,300)	(78,604)

Company	Shares	U.S. $ Value
Shiseido Co., Ltd.	(2,500)	(45,758)

		(124,362)

		(2,941,072)

Information Technology - (9.7)%
Computers & Peripherals - (0.9)%
NetApp, Inc. (a)	(4,400)	(180,224)
Toshiba Corp.	(10,000)	(43,614)

		(223,838)

Electronic Equipment, Instruments & Components - (1.5)%
FLIR Systems, Inc.	(7,000)	(184,100)
Halma PLC	(16,600)	(89,203)
Hexagon AB	(8,400)	(128,747)

		(402,050)

Internet Software & Services - (1.2)%
eBay, Inc. (a)	(6,300)	(200,529)
Rackspace Hosting, Inc. (a)	(3,000)	(124,170)

		(324,699)

IT Services - (2.9)%
CGI Group, Inc. (a)	(4,200)	(85,959)
Cognizant Technology Solutions Corp.-Class A (a)	(2,700)	(196,425)
Computershare Ltd.	(12,400)	(97,996)
Indra Sistemas SA	(5,500)	(92,160)
Infosys Ltd. (Sponsored ADR)	(1,900)	(111,321)
Teradata Corp. (a)	(3,000)	(178,980)

		(762,841)

Semiconductors & Semiconductor Equipment - (0.6)%
Intel Corp.	(4,500)	(110,430)
Sumco Corp. (a)	(5,000)	(50,561)

		(160,991)

Software - (2.6)%
Misys PLC (a)	(20,000)	(93,661)
Nintendo Co., Ltd.	(300)	(45,261)
Rovi Corp. (a)	(2,500)	(123,850)
Salesforce.com, Inc. (a)	(1,600)	(213,072)
VMware, Inc. - Class A (a)	(2,000)	(195,500)

		(671,344)

		(2,545,763)

Energy – (8.7)%
Energy Equipment & Services - (2.7)%
Cameron International Corp. (a)	(2,000)	(98,280)
China Oilfield Services Ltd.-Class H	(60,000)	(99,486)
Cie Generale de Geophysique-Veritas (a)	(4,000)	(87,397)
Noble Corp. (a)	(4,000)	(143,760)
Schlumberger Ltd.	(2,700)	(198,369)
Tenaris SA	(5,000)	(79,781)

		(707,073)

Company	Shares	U.S. $ Value
Oil, Gas & Consumable Fuels - (6.0)%
Aquila Resources Ltd. (a)	(15,800)	$(98,097)
Cairn Energy PLC (a)	(23,000)	(108,625)
Cameco Corp.	(3,500)	(75,109)
China Coal Energy Co., Ltd.-Class H	(100,000)	(124,553)
Encana Corp.	(3,700)	(80,255)
EnQuest PLC (a)	(40,000)	(69,157)
Essar Energy PLC (a)	(18,000)	(88,262)
Etablissements Maurel et Prom	(5,000)	(100,521)
Imperial Oil Ltd.	(4,600)	(189,612)
Origin Energy Ltd.	(6,700)	(100,965)
Penn West Petroleum Ltd.	(5,000)	(89,340)
Santos Ltd.	(7,000)	(94,539)
Showa Shell Sekiyu KK	(15,200)	(110,016)
Tourmaline Oil Corp. (a)	(2,700)	(89,770)
Whitehaven Coal Ltd.	(12,100)	(74,865)
Yanzhou Coal Mining Co., Ltd.-Class H	(30,000)	(74,259)

		(1,567,945)

		(2,275,018)

Materials - (8.3)%
Chemicals - (3.3)%
Air Products & Chemicals, Inc.	(2,000)	(172,280)
Akzo Nobel NV	(2,000)	(105,164)
Incitec Pivot Ltd.	(15,600)	(56,505)
Linde AG	(500)	(79,209)
PPG Industries, Inc.	(2,000)	(172,820)
Showa Denko KK	(27,000)	(48,985)
Toray Industries, Inc.	(7,000)	(49,822)
Umicore SA	(2,300)	(98,392)
Yara International ASA	(1,700)	(80,392)

		(863,569)

Construction Materials - (0.6)%
Fletcher Building Ltd.	(11,700)	(62,390)
Holcim Ltd. (a)	(1,500)	(94,989)

		(157,379)

Containers & Packaging - (1.4)%
Crown Holdings, Inc. (a)	(4,000)	(135,160)
Rock-Tenn Co.	(3,900)	(230,841)

		(366,001)

Metals & Mining - (2.8)%
Hitachi Metals Ltd.	(5,000)	(56,706)
JFE Holdings, Inc.	(3,400)	(64,711)
Jiangxi Copper Co., Ltd.-Class H	(38,000)	(91,471)
Lonmin PLC	(6,500)	(113,043)
Rio Tinto Ltd.	(1,300)	(93,332)
Sumitomo Metal Industries Ltd.	(32,000)	(60,179)
ThyssenKrupp AG	(3,000)	(85,946)
United Co. RUSAL PLC (a)	(98,000)	(89,354)
Xstrata PLC	(5,000)	(83,283)

		(738,025)

Company	Shares	U.S. $ Value
Paper & Forest Products - (0.2)%
Portucel Empresa Produtora de Pasta e Papel SA	(25,000)	$(62,733)

		(2,187,707)

Health Care - (7.8)%
Health Care Equipment & Supplies - (1.6)%
Boston Scientific Corp. (a)	(16,200)	(95,418)
Elekta AB	(2,900)	(115,809)
Olympus Corp.	(2,600)	(39,621)
Stryker Corp.	(2,500)	(119,775)
Sysmex Corp.	(1,500)	(49,305)

		(419,928)

Health Care Providers & Services - (2.9)%
Express Scripts, Inc. - Class A (a)	(4,000)	(182,920)
HCA Holdings, Inc. (a)	(8,000)	(187,600)
Henry Schein, Inc. (a)	(1,700)	(117,844)
Miraca Holdings, Inc.	(1,000)	(38,138)
Quest Diagnostics, Inc./DE	(3,000)	(167,400)
Sonic Healthcare Ltd.	(6,500)	(75,110)

		(769,012)

Life Sciences Tools & Services - (0.5)%
Waters Corp. (a)	(1,500)	(120,180)

Pharmaceuticals - (2.8)%
Abbott Laboratories	(3,000)	(161,610)
Chugai Pharmaceutical Co., Ltd.	(3,000)	(46,991)
Hikma Pharmaceuticals PLC	(9,400)	(101,810)
Hisamitsu Pharmaceutical Co., Inc.	(1,100)	(44,262)
Meda AB	(12,900)	(131,280)
Novartis AG	(2,000)	(112,671)
Tsumura & Co.	(2,000)	(56,250)
Valeant Pharmaceuticals International, Inc.	(2,100)	(82,925)

		(737,799)

		(2,046,919)

Utilities - (2.3)%
Electric Utilities - (1.5)%
Cheung Kong Infrastructure Holdings Ltd.	(16,000)	(85,605)
Chugoku Electric Power Co., Inc. (The)	(4,200)	(62,494)
FirstEnergy Corp.	(1,700)	(77,538)
PPL Corp.	(2,200)	(65,215)
Verbund AG	(3,700)	(107,441)

		(398,293)

Independent Power Producers & Energy Traders - (0.3)%
Constellation Energy Group, Inc.	(1,700)	(68,249)

Multi-Utilities - (0.5)%
AGL Energy Ltd.	(2,800)	(42,188)
OGE Energy Corp.	(1,300)	(67,811)
PG&E Corp.	(400)	(17,315)

		(127,314)

		(593,856)

Company	Shares	U.S. $ Value
Telecommunication Services - (1.6)%
Diversified Telecommunication Services - (1.1)%
Inmarsat PLC	(10,000)	(75,438)
Singapore Telecommunications Ltd.	(59,000)	(151,322)
TPG Telecom Ltd.	(36,000)	(53,852)

		(280,612)

Wireless Telecommunication Services - (0.5)%
SBA Communications Corp.-Class A (a)	(3,500)	(134,401)

		(415,013)

Total Common Stocks (proceeds $24,560,544)		(25,396,673)

INVESTMENT COMPANIES - (1.5)%
Funds and Investment Trusts - (1.5)%
Energy Select Sector SPDR Fund	(1,100)	(76,560)
iShares MSCI ACWI Index Fund	(1,400)	(60,970)
iShares PLC-iShares Ftse 100	(30,000)	(266,751)

Total Investment Companies (proceeds $385,227)		(404,281)

RIGHTS - 0.0%
Financials - 0.0%
Commercial Banks - 0.0%
Banco Santander SA (a)	(700)	(121)

Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Super Retail Group Ltd. (a)	(710)	(75)

Total Rights (proceeds $122)		(196)

Total Securities Sold Short (proceeds $24,945,893)		(25,801,150)

Total Investments, Net of Securities Sold Short - 10.2% (cost $2,742,513) (h)		2,663,874
Other assets less liabilities – 89.8%		23,538,016

Net Assets - 100.0%		$26,201,890

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at October 31, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts
State Street Bank and Trust Co.:
Singapore Dollar settling 11/15/11	56	$44,198	$44,469	$271

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at October 31, 2011	Unrealized Appreciation/ (Depreciation)
Sale Contracts
State Street Bank and Trust Co.:
Singapore Dollar settling 11/15/11	56	$43,258	$42,047	$(1,211)

				$(940)

CALL OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	U.S. $ Value
Financial Select Sector SPDR (f)	15	$15.00	January 2012	$360
SPDR S+P 500 ETF Trust (f)	10	130.00	January 2012	3,145
iShares MSCI Emerging Mkt Index (f)	30	43.00	January 2012	4,320
Technology Select Sect SPDR (f)	80	36.00	January 2012	4,720
SPDR S+P 500 ETF Trust (f)	90	135.00	March 2012	27,000

(Premium received $27,498)				$39,545

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	U.S. $ Value
CBOE SPX Volatility Index (f)	15	$24.00	December 2011	$2,438
CBOE SPX Volatility Index (f)	185	23.00	March 2012	32,375

(Premium received $24,481)				$34,813

TOTAL RETURN SWAP CONTRACTS ON INDICES

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Receive	S&P US 100 Total Return Index	73	0.40%	$69	5/15/12	UBS AG	$2,447
Pay Total Return on Reference Index
Pay	Russell 2000 Total Return Index	11	0.24%	34	5/12/12	UBS AG	(2,616)

							$(169)

(a)	Non-income producing security.
(b)	Securities, or a portion thereof, with an aggregate market value of $10,386,149 have been segregated to collateralize short sales.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2011, the market value of this security amounted to $70,782 or 0.3% of net assets.
(d)	Represents entire or partial securities out on loan.
(e)	Position, or a portion thereof, has been segregated to collateralize options purchased-calls. The aggregate market value of these securities amounted to $32,692.

(f)	One contract relates to 100 shares.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of October 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,170,958 and gross unrealized depreciation of investments was $(1,249,597), resulting in net unrealized depreciation of $(78,639).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

NET COUNTRY EXPOSURE (TOP THREE)*
Long		Short
United States	3.7%	Singapore	-1.2%
United Kingdom	2.4	Spain	-0.6
Netherlands	1.9	Belgium	-0.4

*	Holdings are expressed as a percentage of total net assets and may vary over time.

AllianceBernstein Market Neutral Strategy - Global

October 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of October 31, 2011:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Industrials	$1,966,174	$2,489,458	$—	$4,455,632
Consumer Discretionary	1,911,664	2,177,769	—	4,089,433
Financials	1,295,512	2,401,056	—	3,696,568
Information Technology	2,259,020	1,122,907	—	3,381,927
Energy	1,305,662	1,847,917	—	3,153,579
Consumer Staples	1,490,322	1,629,667	—	3,119,989
Health Care	1,312,899	1,257,311	—	2,570,210
Materials	644,030	1,274,967	—	1,918,997
Telecommunication Services	193,915	649,434	—	843,349
Utilities	275,221	350,230	—	625,451
Options Purchased-Calls	—	291,523	—	291,523
Investment Companies	—	209,820	—	209,820
Short-Term Investments	98,571	—	—	98,571
Investments Of Cash Collateral For Securities Loaned	9,975	—	—	9,975
Liabilities:
Common Stocks
Industrials	(1,793,395)	(2,537,378)	—	(4,330,773)
Consumer Discretionary	(1,844,257)	(2,238,550)	—	(4,082,807)
Financials	(1,369,764)	(2,607,981)	—	(3,977,745)
Consumer Staples	(1,379,134)	(1,561,938)	—	(2,941,072)
Information Technology	(1,904,560)	(641,203)	—	(2,545,763)
Energy	(964,495)	(1,310,523)	—	(2,275,018)
Materials	(711,101)	(1,476,606)	—	(2,187,707)
Health Care	(1,235,672)	(811,247)	—	(2,046,919)
Utilities	(296,128)	(297,728)	—	(593,856)
Telecommunication Services	(134,401)	(280,612)	—	(415,013)
Investment Companies	—	(404,281)	—	(404,281)
Rights	(121)	(75)	—	(196)

Total Investments in Securities	1,129,937	1,533,937+	—	2,663,874
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts		271		271
Total Return Swap Contracts	—	2,447	—	2,447
Liabilities:
Forward Currency Exchange Contracts		(1,211)		(1,211)
Call Options Written	—	(39,545)	—	(39,545)
Put Options Written	—	(34,813)	—	(34,813)
Total Return Swap Contracts	—	(2,616)	—	(2,616)

Total	$1,129,937	$1,458,470	$—	$2,588,407)

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

+	A significant portion of the Strategy’s foreign investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	December 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 22, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	December 22, 2011